Key developments (Details) $ in Millions							12 Months Ended
	Dec. 19, 2024 USD ($)	Aug. 14, 2024 USD ($) oz	Jul. 05, 2024 USD ($)	Nov. 30, 2023 USD ($)	Sep. 25, 2023 USD ($)	Jun. 23, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Agbaou Royalty
Key Developments
Consideration to acquire royalty								$ 15.5
Johnson Camp Mine Royalty
Key Developments
Percentage of gross revenue from future production				1.50%
Consideration to acquire royalty				$ 5.5				5.5
Stawell
Key Developments
Percentage of Pre-existing NSR royalty					1.00%
Consideration to acquire royalty								$ 16.6
Payments for acquisition of net smelter returns ("NSR") royalty					$ 16.6
Agbaou Royalty
Key Developments
Paid in-kind contribution						$ 2.0
Consideration funded for acquisition of ("NSR") royalty.						15.5
Cash payment						$ 13.5
Agbaou Royalty | Auramet
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired						2.50%
Tamarack Nickel Project
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired			1.00%
Percentage of Pre-existing NSR royalty			1.11%
Maximum allowed percentage of the NSR royalty that can be bought down			0.60%
Additional tamarack royalty			$ 5.0
Additional tamarack royalty term			2 years
Consideration to acquire royalty							$ 8.0
Payments for acquisition of net smelter returns ("NSR") royalty			$ 8.0
Tres Quebradas lithium project
Key Developments
Consideration to acquire royalty	$ 28.0
Percentage of gross overriding revenue royalty acquired	0.50%
Tres Quebradas lithium project | Zijin Mining Group Co., Ltd. | Tres Quebradas lithium project
Key Developments
Ownership (in percent)	100.00%
Gold streams on Agbaou and Bonikro
Key Developments
Percentage of spot gold price for each ounce of gold delivered		10.00%
Percentage of gold and silver stream		3.00%
Cash consideration to acquire gold and silver stream		$ 53.0
Allied Streams
Key Developments
Cash consideration to acquire gold and silver stream		46.1
Initial ounces
Key Developments
Cash consideration to acquire gold and silver stream		$ 6.9
Agbaou stream
Key Developments
Reduced percentage Of gold stream after delivery of specified ounce of gold		2.00%
Ounces Of delivered gold after which gold stream will step down | oz		29,000
Bonikro Stream
Key Developments
Reduced percentage Of gold stream after delivery of specified ounce of gold		2.00%
Ounces Of delivered gold after which gold stream will step down | oz		39,300
Gold | Stawell
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired					2.65%
Minimum | Agbaou stream
Key Developments
Gold stream annual minimum deliveries | oz		2,500
Minimum | Bonikro Stream
Key Developments
Gold stream annual minimum deliveries | oz		3,500
Maximum | Agbaou stream
Key Developments
Gold stream annual minimum deliveries | oz		2,750
Maximum | Bonikro Stream
Key Developments
Gold stream annual minimum deliveries | oz		4,200
Revolving credit facility | Gunnison
Key Developments
Notional amount				$ 15.0